AMERICAN INDEPENDENCE FUNDS TRUST II

(the “Trust”)

SUPPLEMENT DATED MAY 8, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015

(AS SUPPLEMENTED THROUGH APRIL 1, 2015)

AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND (CUSIPS: 026763409, 026763102, 026763201, 026763300)	AMERICAN INDEPENDENCE MAR TACTICAL GROWTH FUND (CUSIPS: 026763854, 026763888, 026763870, 026763862)

AMERICAN INDEPENDENCE MAR TACTCIAL MODERATE GROWTH FUND (CUSIPS: 026763805, 026763508, 026763607, 026763706)	AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND (CUSIPS: 026763771, 026763813, 026763797, 026763789)

This supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2015, as supplemented through April 1, 2015, for the American Independence Funds Trust II, updates certain information in the Prospectus and SAI with respect to the American Independence MAR Tactical Conservative Fund, the American Independence MAR Tactical Moderate Growth Fund, the American Independence MAR Tactical Growth Fund, and the American Independence MAR Tactical Aggressive Growth Fund, each a series of the Trust (the “Funds”).

Effective May 1, 2015, the Sub-Advisory Agreement between American Independence Financial Services, LLC (“American Independence”), the Funds’ Adviser, and Cougar Global Investments, Ltd. (“Cougar Global”), the Funds’ Sub-Adviser, by its terms, and in accordance with certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), was terminated upon the purchase of Cougar Global by Eagle Asset Management, Inc., a wholly-owned subsidiary of Raymond James Financial (the “Transaction”).

In order to avoid disruption of the Funds’ investment management program, in anticipation of the Transaction, the Trust’s Board of Trustees approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) and an interim sub-advisory agreement (the “Interim Agreement”), each between American Independence and Cougar Global on behalf of the Funds in accordance with Rule 15a-4 under the 1940 Act.  The Interim Agreement became effective on May 1, 2015 upon consummation of the Transaction.  The same portfolio management team consisting of Dr. James Breech, of Cougar Global, and Mr. Charles McNally, of American Independence, will continue to manage the Funds’ portfolios. The Funds’ advisory fees, investment objectives, principal investment strategies and investment policies will remain the same.

The Interim Agreement will remain in effect with respect to a Fund (i) for 150 days; (ii) until shareholders of each Fund approve the New Sub-Advisory Agreement between American Independence and Cougar Global at a special meeting of shareholders of the Funds; or (iii) American Independence or the Trust’s Trustees take other appropriate action.  Details regarding any special meeting of shareholders would be provided in a proxy statement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE